Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 13,720,540
Amortization	$ 28,833	543,372	$ 2,643,326
Balance at the end of period	$ 773,912	14,584,524	13,720,540
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		3,941,301
Balance at the end of period		1,753,243	3,941,301
Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		8,822,252	7,838,879
Additions		230,703	1,004,273
Effects of foreign exchange		(110,160)	(20,900)
Balance at the end of period		6,767,163	8,822,252
Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(4,880,951)	(2,248,802)
Amortization		(457,031)	(2,643,326)
Effects of foreign exchange		58,418	11,177
Balance at the end of period		(5,013,920)	(4,880,951)
Rights of way [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		2,086,422
Balance at the end of period			$ 2,086,422
Useful lives			23 years
Rights of way [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		2,352,066	$ 2,311,743
Additions			40,323
Balance at the end of period			2,352,066
Rights of way [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(265,644)	(179,312)
Amortization			(86,332)
Balance at the end of period			(265,644)
Licencse [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		343,193
Balance at the end of period		$ 347,183	$ 343,193
Useful lives	1 to 3 years	1 to 3 years	1 to 3 years
Licencse [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 4,214,635	$ 3,586,553
Additions		201,853	638,479
Effects of foreign exchange		(13,436)	(10,397)
Balance at the end of period		4,579,486	4,214,635
Licencse [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(3,871,442)	(1,401,443)
Amortization		(386,414)	(2,480,760)
Effects of foreign exchange		25,553	10,761
Balance at the end of period		(4,232,303)	(3,871,442)
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		1,511,686
Balance at the end of period		$ 1,406,060	$ 1,511,686
Useful lives	Up to 36 years	Up to 36 years	Up to 36 years
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 2,255,551	$ 1,940,583
Additions		28,850	325,471
Effects of foreign exchange		(96,724)	(10,503)
Balance at the end of period		2,187,677	2,255,551
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(743,865)	(668,047)
Amortization		(70,617)	(76,234)
Effects of foreign exchange		32,865	416
Balance at the end of period		$ (781,617)	$ (743,865)
Useful lives	Up to 36 years	Up to 36 years	Up to 36 years